Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	$ 4,264,332	$ 2,382,630	$ 2,968,179
Intangible assets other than goodwill	142	203	180
Property, plant and equipment	764,982	1,132,453	1,035,084
Deferred tax liabilities	(548,505)
Equity	(2,434,384)	(5,805,120)	(3,743,959)
Other Provision of Services	(1,246)		(1,189,452)
Energy Sales		(1,352,295)
Energy Purchases		432
Other variable supplies and services			21,503
Work for the Fixed Assets		103,512
Personal expenses	130,213	166,715	143,148
Other fixed operating expenses	108,226	23,714	147,975
Financial income	(204,137)	(367,059)	(268,511)
Financial expenses	6,145	732,547	67,707
Sub total Hyperinflation result	(2,178,564)	(5,364,898)	(3,786,325)
Gains from indexed assets and liabilities, net	2,085,768	(2,982,268)	(818,146)
Foreign Currency Exchange Differences	(23,272,231)	(10,412,110)	(7,807,197)
Exchange effect on account receivable	(36,494,889)
Exchange effect on account payables	11,234,506
Cash And Cash Equivalent [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross		36,797
Foreign Currency Exchange Differences	10,110,166	(937,177)	(415,962)
Other Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Foreign Currency Exchange Differences	6,316,333	2,052,540	5,733,173
Other Non Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross			45,108
Foreign Currency Exchange Differences	6,086,388	(1,712,690)	(534,401)
Trade and Other Receivables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	2,212,324	1,410,408	1,197,498
Foreign Currency Exchange Differences	(24,504,740)	8,847,969	726,347
Current Tax Assets and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	1,026,963	2,557,465	3,424,644
Foreign Currency Exchange Differences	(4,361,506)	(1,633,471)	(1,903,963)
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	980,933	(1,637,291)	(1,714,216)
Foreign Currency Exchange Differences	(10,265,859)	(8,147,939)	(5,726,246)
Trade and Other Payables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	241,532	16,939	15,145
Foreign Currency Exchange Differences	(5,755,302)	(9,381,721)	(5,379,210)
Other provisions [member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(196,777)
Other Non Financial Liability [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(643)	(1,688)
Foreign Currency Exchange Differences	$ (897,711)	$ 500,379	$ (306,935)